Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
8—GOODWILL
AND INTANGIBLE ASSETS

As discussed in Note
1
-
13,
the Company adopted ASC
350,
‘‘Goodwill and Other Intangible Assets’’, on
January 1, 2002.
ASC
350
requires that goodwill and other intangible assets that have indefinite lives not
be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC
280
operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to
€1,767
thousand for the UDS division and to
€645
thousand for the HIFU division, at
December 31, 2017.
The Company completed the required annual impairment test in the fourth
quarter of
2017.
To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two
reportable units. The main assumptions used are the following: (i) a five
-year business plan approved by management, (ii) a discount rate of
15%
for HIFU,
10%
for UDS, (iii) a residual value specific to each segment. In both cases, the fair value of the reporting unit was in excess of the reporting unit's book value, which resulted in no
goodwill impairment.

A
one
percentage point increase in the HIFU discount rate assumed in the impairment testing would not
lead the Company to record an impairment charge. Similarly, a one
percentage point increase in the UDS discount rate assumed in the impairment testing would not
lead the Company to record an impairment charge. The fair value of reporting units exceeds their carrying value by
84%
for UDS and
35%
for HIFU.

Intangible assets consist of the following:

	December 31,
	2017	2016
Licenses	993	613
Trade name and trademark	393	430
Patents	412	412
Organization costs	320	363
Total gross value	2,118	1,818
Accumulated amortization for licenses	(477)	(475)
Accumulated amortization for trade name and trademark	(383)	(419)
Accumulated amortization for patents	(411)	(412)
Accumulated amortization for organization costs	(320)	(363)
Less: Total accumulated amortization	(1,591)	(1,669)
Total	527	149

Licenses increase is mainly due to SAP program implementation. Amortization expenses related to intangible assets amounted to
€74
thousand,
€42
thousand and
€6
thousand, for the years ended
December 31, 2017,
2016
and
2015,
respectively.

For the
five
coming years, the annual estimated amortization expense will consist of the following:

December 31, 2017
2018	79
2019	69
2020	49
2021	48
2022	47
Total	292